Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2024
Share-Based Compensation [Abstract]
Summary of Stock Option Activity
The following table summarizes the Bank’s stock

option activity and related information,

adjusted to reflect the impact of the 2014

stock
dividend on a retrospective basis, for the

years ended October 31, 2024

and October 31, 2023.
Stock Option Activity
(millions of shares and Canadian dollars) 2024 2023
Weighted- Weighted-
Number average Number average
of shares exercise price of shares exercise price
Number outstanding, beginning of year 14.1 $ 76.58 12.8 $ 72.05
Granted 2.6 81.78 2.5 90.55
Exercised (1.7) 60.07 (1.2) 58.32
Forfeited/expired (0.3) 85.36 – 79.27
Number outstanding, end of year 14.7 $ 79.17 14.1 $ 76.58
Exercisable, end of year 5.4 $ 68.51 5.1 $ 64.18
Available for grant 5.1 7.4

Range of Exercise Prices
The following table summarizes information

relating to stock options outstanding and

exercisable as at October 31, 2024.
Range of Exercise Prices
(millions of shares and Canadian dollars)

Options outstanding

Options exercisable
Weighted-

average Weighted-

Weighted-

Number remaining average Number average

of shares contractual exercise of shares exercise
outstanding life (years) price exercisable price
$ 52.46 -$ 69.39
2.9 2.8 64.74 2.9 64.74
$ 71.88 -$ 72.64
2.9 5.1 72.12 0.9 72.64
$ 72.84 -$ 81.78
4.1 7.4 78.24 1.6 72.84
$ 90.55
2.4 8.0 90.55 – –
$ 95.33 2.4 7.0 95.33 – –

Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions

used for estimating the fair value of options

for the years ended October 31, 2024 and

October 31, 2023.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) 2024 2023
Risk-free interest rate 3.41% 2.87%
Option contractual life 10

years
10

years
Expected volatility 18.92% 18.43%
Expected dividend yield 3.78% 3.69%
Exercise price/share price $ 81.78 $ 90.55